Insurance and reinsurance	6 Months Ended
Apr. 30, 2025
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Insurance and reinsurance

Note 7 Insurance and reinsurance
Insurance service and insurance investment results
The following table provides the composition of Insurance service result and Insurance investment result for insurance contracts issued and reinsurance contracts held.

	For the three months ended		For the six months ended
(Millions of Canadian dollars)	April 30 2025	April 30 2024	April 30 2025	April 30 2024
Insurance service result
Insurance revenue	$1,331	$1,247	$2,739	$2,452
Insurance service expense	(1,092)	(1,000)	(2,216)	(1,984)
Net income (expense) from reinsurance contracts held	(15)	(44)	(13)	(78)
	$224	$203	$510	$390
Insurance investment result
Net investment income	$255	$86	$625	$2,104
Insurance finance income (expense)	(206)	(20)	(506)	(1,996)
Reinsurance finance income (expense)	29	(7)	41	92
	$78	$59	$160	$200
Insurance service and insurance investment results	$302	$262	$670	$590